Borrowing facilities - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 7,905	£ 6,503
Facilities held as backup to commercial paper and similar borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	7,864	6,461
Facilities available as backup to specific US borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 41	£ 42